Standards Issued But Not Yet Effective (Details) - Schedule of Significant Impact on the Groups Consolidated Financial Statements	12 Months Ended
Feb. 29, 2024
Classification of Liabilities as Current or Non-current [member]
Schedule of Significant Impact on the Groups Consolidated Financial Statements [Line Items]
Details of amendment	January 1, 2024
Lease Liability in a Sale and Leaseback [member]
Schedule of Significant Impact on the Groups Consolidated Financial Statements [Line Items]
Details of amendment	January 1, 2024
Non-current Liabilities with Covenants [member]
Schedule of Significant Impact on the Groups Consolidated Financial Statements [Line Items]
Details of amendment	January 1, 2024
Supplier Finance Arrangement [Member]
Schedule of Significant Impact on the Groups Consolidated Financial Statements [Line Items]
Details of amendment	January 1, 2024
Lack of Exchangeability [Member]
Schedule of Significant Impact on the Groups Consolidated Financial Statements [Line Items]
Details of amendment	January 1, 2024
Amendments to the Classification and Measurement of Financial Instruments [Member]
Schedule of Significant Impact on the Groups Consolidated Financial Statements [Line Items]
Details of amendment	January 1, 2026
Presentation and Disclosure in Financial Statements [Member]
Schedule of Significant Impact on the Groups Consolidated Financial Statements [Line Items]
Details of amendment	January 1, 2027
Sale or Contribution of Assets between an Investor and its Associate or Joint Venture [Member]
Schedule of Significant Impact on the Groups Consolidated Financial Statements [Line Items]
Details of amendment	To be determined